Schedule of lease liability (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Right-of-use Asset And Lease Liability
Lease liability as at December 31, 2025	$ 3,102,188
Additions			3,208,882
Interest expense	106,111		92,080
Lease payments	(326,047)		(198,774)
Disposal	(2,882,252)		(2,882,252)
Lease liability as at September 30, 2026			$ 3,102,188